Income Tax Expense - Schedule of Income Tax Expense (Parentheticals) (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Expense [Abstract]
Statutory tax rate	25.00%	25.00%